Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date, up to the date which the financial statements were issued.

Employment Agreements

The Company entered into employment agreements with each of Ernest Miller and John Doyle on April 12, 2023 (respectively, the “Miller Agreement” and the “Doyle Agreement”, and collectively, the “Agreements”). The Agreements each provide for an initial four-year term ending on February 15, 2027 (the “Initial Term”).

The Miller Agreement provides for, among other things, (i) an annualized base salary of $508,000, (ii) eligibility to receive an annual cash incentive bonus in an amount up to 75% of his then-applicable base salary, based upon the achievement of certain performance objectives established by the Board at its sole discretion, which goals may extend over multiple years, (iii) participation in the Company’s employee benefit and welfare plans, and (iv) an initial option grant under the Company’s 2023 Omnibus Incentive Plan (the “2023 Plan”) with an aggregate grant date fair value of $889,000, which will have an exercise price per share equal to the greater of (a) $11.00 per-share or (b) the per-share trading price of the Company common stock on the date of grant. Pursuant to the Miller Agreement, if Mr. Miller’s employment is terminated by the Company during the Initial Term without “cause” (and other than as a result of his death or disability) or if Mr. Miller resigns for “good reason” (each as defined in the Miller Agreement), Mr. Miller will receive, subject to his execution and non-revocation of a release of claims against the Company and his continued compliance with restrictive covenants: (I) a cash severance payment equal to 1.5 times his then-current base salary, payable in substantially equal installments over a period of 18 months, and (II) a cash severance payment equal to 2.625 times his then-current base salary, payable in a lump sum within 60 days following the termination date, if such qualifying termination occurs within 24 months following a Change in Control (as defined in the 2023 Plan).

The Doyle Agreement provides for, among other things, (i) an annualized base salary of $400,000, (ii) eligibility to receive an annual cash incentive bonus in an amount up to 50% of his then-applicable base salary, based upon the achievement of certain performance objectives established by the Board at its sole discretion, which goals may extend over multiple years, (iii) participation in the Company’s employee benefit and welfare plans, and (iv) an initial option grant under the 2023 Plan with an aggregate grant date fair value of $600,000, which will have an exercise price per share equal to the greater of (a) $11.00 per-share or (b) the per-share trading price of the Company common stock on the date of grant. Pursuant to the Doyle Agreement, if Mr. Doyle’s employment is terminated by the Company during the Initial Term without “cause” (and other than as a result of his death or disability) or if Mr. Doyle resigns for “good reason” (each as defined in the Doyle Agreement), Mr. Doyle will receive, subject to his execution and non-revocation of a release of claims against the Company and his continued compliance with restrictive covenants: (I) a cash severance payment equal to 1.5 times his then-current base salary, payable in substantially equal installments over a period of 18 months, and (II) a cash severance payment equal to 2.25 times his then-current base salary, payable in a lump sum within 60 days following the termination date, if such qualifying termination occurs within 24 months following a Change in Control.

Following the expiration of the Initial Term, the employment relationship will continue on an “at-will” basis, and the Company will have no obligation to provide the severance benefits described above upon any termination of employment. Additionally, the Agreements contain certain restrictive covenants regarding confidential information, non-competition, non-solicitation, and non-disparagement.

In connection with the Business Combination, we adopted the 2023 Plan. The 2023 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, stock awards, dividend equivalents, other stock-based awards, cash awards and substitute awards to our employees (including our Named Executive Officers), consultants and directors and is intended to align the interests of our service providers with those of our stockholders. We granted stock option awards to our management team (including our Named Executive Officers, consistent with the terms of the Agreements described above) in April 2023.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as previously described, the Company did not identify any other subsequent events that would have required adjustment in these consolidated financial statements.